TETON Westwood SmallCap Equity Fund
Schedule of Investments—June 30, 2021 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS — 97 .9%
Aerospace — 0 .4%
3,600 Hexcel Corp. † ................................................... $ 224,640
Automotive — 2 .0%
15,750 Rush Enterprises Inc. , Cl. A ............................ 681,030
5,800 Winnebago Industries Inc. .............................. 394,168
1,075,198
Aviation: Parts and Services — 3 .2%
44,100 AAR Corp. † ...................................................... 1,708,875
Banking — 15 .4%
11,700 Atlantic Capital Bancshares Inc. † ................... 297,882
10,633 Atlantic Union Bankshares Corp. ................... 385,127
12,900 Banc of California Inc. ..................................... 226,266
10,800 Columbia Banking System Inc. ....................... 416,448
33,600 First Foundation Inc. ....................................... 756,336
15,000 Five Star Bancorp † ........................................... 362,250
6,800 Glacier Bancorp Inc. ........................................ 374,544
48,750 Investors Bancorp Inc. ..................................... 695,175
28,150 OceanFirst Financial Corp. ............................. 586,646
10,900 Old National Bancorp ..................................... 191,949
2,921 South State Corp. ............................................. 238,821
12,406 Sterling Bancorp .............................................. 307,545
4,440 TrustCo Bank Corp. NY .................................. 152,647
19,050 Umpqua Holdings Corp. ................................ 351,472
63,020 Valley National Bancorp ................................. 846,359
36,700 Veritex Holdings Inc. ....................................... 1,299,547
14,000 Washington Federal Inc. .................................. 444,920
7,600 Washington Trust Bancorp Inc. ...................... 390,260
8,324,194
Broadcasting — 1 .4%
8,600 Chicken Soup For The Soul Entertainment
Inc. † ............................................................... 356,040
35,900 Hemisphere Media Group Inc. † ..................... 423,620
779,660
Building and Construction — 2 .7%
5,500 EMCOR Group Inc. ......................................... 677,545
8,800 MYR Group Inc. † ............................................. 800,096
1,477,641
Business Services — 4 .7%
20,400 ABM Industries Inc. ......................................... 904,740
4,000 Deluxe Corp. .................................................... 191,080
3,150 FTI Consulting Inc. † ........................................ 430,321
9,900 Heidrick & Struggles International Inc. ......... 441,045
7,200 McGrath RentCorp .......................................... 587,304
2,554,490
Communications — 1 .5%
6,200 ATN International Inc. .................................... 282,038
12,400 Meredith Corp. † .............................................. 538,656
820,694
Communications Equipment — 4 .0%
80,800 Extreme Networks Inc. † .................................. 901,728
100,000 Infinera Corp. † ................................................. 1,020,000
3,100 Lumentum Holdings Inc. † .............................. 254,293
2,176,021
Computer Software and Services — 4 .9%
7,600 Bottomline Technologies DE Inc. † .................. 281,808
44,200 NetScout Systems Inc. † ................................... 1,261,468
16,300 Progress Software Corp. .................................. 753,875
Shares
Market
Value
6,900 Teradata Corp. † ............................................... $ 344,793
2,641,944
Consumer Products — 4 .4%
18,800 Hanesbrands Inc. ............................................. 350,996
41,800 KAR Auction Services Inc. † ............................ 733,590
9,700 Oxford Industries Inc. ..................................... 958,748
14,000 Tupperware Brands Corp. † ............................. 332,500
2,375,834
Diversified Industrial — 4 .2%
2,600 Albany International Corp. , Cl. A .................. 232,076
7,600 Apogee Enterprises Inc. .................................. 309,548
9,500 Kennametal Inc. ............................................... 341,240
9,800 Luxfer Holdings plc ......................................... 218,050
48,700 Steelcase Inc. , Cl. A .......................................... 735,857
12,900 Textainer Group Holdings Ltd. † .................... 435,633
2,272,404
Electronics — 6 .2%
12,500 Advanced Energy Industries Inc. ................... 1,408,875
6,300 Comtech Telecommunications Corp. ............. 152,208
7,500 FARO Technologies Inc. † ................................ 583,275
12,000 Plantronics Inc. † ............................................... 500,760
49,100 TTM Technologies Inc. † .................................. 702,130
3,347,248
Energy and Utilities — 7 .1%
31,100 ChampionX Corp. † .......................................... 797,715
10,100 Diamondback Energy Inc. ............................... 948,289
32,700 Magnolia Oil & Gas Corp. , Cl. A † .................. 511,101
28,900 Oceaneering International Inc. † ..................... 449,973
115,400 Patterson-UTI Energy Inc. ............................... 1,147,076
3,854,154
Environmental Control — 1 .0%
15,300 Evoqua Water Technologies Corp. † ............... 516,834
Equipment and Supplies — 1 .3%
8,300 CIRCOR International Inc. † ............................ 270,580
11,300 Flowserve Corp. ............................................... 455,616
726,196
Financial Services — 3 .6%
8,800 Brown & Brown Inc. ........................................ 467,632
6,000 Horace Mann Educators Corp. ....................... 224,520
4,700 Mercury General Corp. ................................... 305,265
6,400 ProAssurance Corp. ........................................ 145,600
9,750 Stifel Financial Corp. ....................................... 632,385
7,700 Univest Financial Corp. ................................... 203,049
1,978,451
Health Care — 7 .2%
4,100 AMN Healthcare Services Inc. † ...................... 397,618
4,100 Haemonetics Corp. † ........................................ 273,224
1,780 ICU Medical Inc. † ............................................ 366,324
22,300 Natus Medical Inc. † ......................................... 579,354
5,850 Omnicell Inc. † .................................................. 885,983
35,400 Patterson Cos. Inc. ........................................... 1,075,806
11,000 Supernus Pharmaceuticals Inc. † ..................... 338,690
3,916,999
Machinery — 1 .8%
21,100 Babcock & Wilcox Enterprises Inc. † ............... 166,268
57,700 Mueller Water Products Inc. , Cl. A ................. 832,034
998,302

TETON Westwood SmallCap Equity Fund
Schedule of Investments (Continued)—June 30, 2021 (Unaudited)
2
__________
Shares
Market
Value
COMMON STOCKS (Continued)
Materials — 0 .8%
8,700 Avient Corp. ..................................................... $ 427,692
Real Estate — 0 .9%
10,000 Alpine Income Property Trust Inc. , REIT ...... 190,200
12,700 CareTrust REIT Inc. ......................................... 295,021
485,221
Retail — 4 .6%
17,550 American Eagle Outfitters Inc. ....................... 658,652
51,800 Ethan Allen Interiors Inc. ................................ 1,429,680
2,300 Penske Automotive Group Inc. ....................... 173,627
5,800 The Hain Celestial Group Inc. † ...................... 232,696
2,494,655
Semiconductors — 9 .0%
1,100 CMC Materials Inc. .......................................... 165,814
10,700 Entegris Inc. ..................................................... 1,315,779
16,900 FormFactor Inc. † .............................................. 616,174
12,200 Marvell Technology Inc. .................................. 711,626
4,000 nLight Inc. † ...................................................... 145,120
26,400 Onto Innovation Inc. † ...................................... 1,928,256
4,882,769
Specialty Chemicals — 3 .8%
8,100 Darling Ingredients Inc. † ................................ 546,750
60,200 Ferro Corp. † ..................................................... 1,298,514
2,700 Minerals Technologies Inc. .............................. 212,409
2,057,673
Transportation — 1 .8%
22,300 The Greenbrier Companies Inc. ...................... 971,834
TOTAL COMMON STOCKS ....................... 53,089,623
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 2 .1%
$ 1,130,000 U.S. Treasury Bills,
0.013 % to 0.045% †† ,
09/09/21 to 11/18/21 ...................................... 1,129,896
TOTAL INVESTMENTS — 100.0%
(Cost $ 32,030,621 ) ......................................... $ 54,219,519
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
REIT Real Estate Investment Trust